SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS

I.              Evergreen Alabama Municipal Bond Fund, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, and Evergreen Virginia Municipal Bond Fund (each, a “Fund”; together, the “Funds”)

                Effective immediately, Mathew M. Kiselak is the sole portfolio manager of the Funds.

                In conjunction with these changes, the section entitled “PORTFOLIO MANAGERS” in Part II of each Fund’s SAI is revised to include the following information under the sub-headings indicated.

Under “Other Funds and Accounts Managed,” the table that provides information about the registered investment companies, other pooled investment vehicles and separate accounts managed by the Funds’ portfolio managers is updated to include the following information, which is stated as of November 30, 2007:

Portfolio Manager		(Assets in thousands)

Mathew M. Kiselak	Assets of registered investment companies managed

	Evergreen Alabama Municipal Bond Fund[1]	$33,629
	Evergreen California Municipal Bond[1]	379,710
	Evergreen Connecticut Municipal Bond Fund[1]	62,660
	Evergreen Georgia Municipal Bond Fund[1]	141,811
	Evergreen Institutional Municipal Money Market Fund	9,288,903
	Evergreen Intermediate Municipal Bond[1]	468,622
	Evergreen Maryland Municipal Bond Fund[1]	61,434
	Evergreen Municipal Bond Fund	1,273,598
	Evergreen Municipal Money Market Fund	2,376,583
	Evergreen New Jersey Municipal Bond Fund[1]	224,735
	Evergreen New York Municipal Bond[1]	78,818
	Evergreen Short-Intermediate Municipal Bond Fund[1]	270,215
	Evergreen South Carolina Municipal Bond Fund[1]	273,389
	Evergreen Virginia Municipal Bond Fund[1]	204,559
	Manager’s California Intermediate Tax Free Fund	36,075
	TOTAL.........................................................................................................	$15,174,741
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	N/A
	Number of those subject to performance fee.....................................	N/A
	Number of separate accounts managed....................................................	0
	Assets of separate accounts managed...............................................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee.....................................	N/A

1As of November 30, 2007, the assets of this Fund were not managed by Mr. Kiselak.  Mr. Kiselak was subsequently named portfolio manager of the Fund effective December 10, 2007.

Under "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information:

Portfolio Manager

Mathew M. Kiselak...................

LipperCalifornia Tax-Exempt Money Market Funds

LipperInstitutional Tax-Exempt Money Market Funds

LipperInstitutional Tax-Exempt Money Market Funds

LipperNew Jersey Tax-Exempt Money Market Funds

LipperNew York Tax-Exempt Money Market Funds

LipperOther States Tax-Exempt Money Market Funds

LipperPennsylvania Tax-Exempt Money Market Funds

LipperAlabama Municipal Debt Funds

LipperCalifornia Intermediate Municipal Debt Funds

LipperConnecticut Municipal Debt Funds

LipperGeneral Municipal Debt Funds

LipperGeorgia Municipal Debt Funds

LipperIntermediate Municipal Debt Funds

LipperMaryland Municipal Debt Funds

LipperNew Jersey Municipal Debt Funds

LipperNew York Intermediate Municipal Debt Funds

LipperShort- Intermediate Municipal Debt Funds

LipperSouth Carolina Municipal Debt Funds

LipperVirginia Municipal Debt Funds

Under "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is amended to reflect the following as of the date of this supplement.

Fund	Mathew M. Kiselak’s Holdings
Evergreen Alabama Municipal Bond Fund	$0
Evergreen California Municipal Bond Fund	$0
Evergreen Connecticut Municipal Bond Fund	$0
Evergreen Georgia Municipal Bond Fund	$0
Evergreen Intermediate Municipal Bond Fund	$0
Evergreen Maryland Municipal Bond Fund	$0
Evergreen New Jersey Municipal Bond Fund	$0
Evergreen New York Municipal Bond Fund	$0
Evergreen Short-Intermediate Municipal Bond Fund	$0
Evergreen South Carolina Municipal Bond Fund	$0
Evergreen Virginia Municipal Bond Fund	$0
Evergreen Family of Funds	$100,001 - $500,000

December 10, 2007	581373 (12/07)